ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 191	$ 1,235	$ 1,078	[1]	$ 1,285	$ 1,285
Unrealized gain (loss) on investment securities available for sale	(102)	167	(1,446)		215	(91)		286	(348)
Tax benefit	34	(59)	491		(82)	31		(104)	116
Other comprehensive loss before reclassification	(68)	108	(955)		133	(60)		182	(232)
Amounts reclassified from accumulated comprehensive income:
Realized loss on investment securities included in net income	0	(51)	0		(174)	(223)		(113)	(37)
Tax effect	0	20	0		68	76		38	11
Total reclassifications net of tax	0	(31)	0		(106)	(147)		(75)	(26)
Net current period other comprehensive income (loss)	(68)	77	(955)		27	(207)		107	(258)
Ending balance	$ 123	$ 1,312	$ 123		$ 1,312	$ 1,078	[1]	$ 1,285

[1]	Derived from audited consolidated financial statements.